Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Pension Benefits
Expected Future Benefit Payments
2013		$ 178,072
2014		168,892
2015		175,434
2016		180,422
2017		188,159
2018 through 2022		1,062,494
Other Postretirement Benefits
Contributions
Employer contributions directly to the pension trust for the period	140,000	10,807
Expected employer's contribution in next fiscal year		12,966
Additional employer's contribution during the remainder of fiscal year		15,000
Expected Future Benefit Payments
2013		14,134
2014		13,836
2015		13,445
2016		13,076
2017		12,822
2018 through 2022		57,694
Percentage of postretirement benefit obligations that were pre-funded as of period end		36.30%	33.00%
Percentage of pension plan assets held in 401 (h) account		38.00%	37.00%
Supplemental (nonqualified) executive retirement plan
Contributions
Employer contributions directly to the pension trust for the period		74,600
Employer's contribution to retirees during the period		6,900
Expected employer's contribution directly to retirees in next fiscal year		$ 7,147